SEGMENTED INFORMATION - Balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 410	$ 355	$ 304	$ 342
Property, plant and equipment, at fair value	37,915	36,097
Total assets	41,986	39,473
Total borrowings	13,512	12,822
Other liabilities	14,249	14,926
Additions to property, plant and equipment	$ 1,336	865
192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity (in MW) | MW	192
Adjustment	$ 185
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	136	134
Property, plant and equipment, at fair value	17,872	16,495
Total assets	19,835	17,826
Total borrowings	5,323	5,523
Other liabilities	10,846	11,125
Additions to property, plant and equipment	451	473
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(2)	(3)
Property, plant and equipment, at fair value	(604)	(517)
Total assets	(176)	(173)
Total borrowings	(161)	(164)
Other liabilities	(15)	(10)
Additions to property, plant and equipment	(8)	(9)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	276	224
Property, plant and equipment, at fair value	20,647	20,119
Total assets	22,327	21,820
Total borrowings	8,350	7,463
Other liabilities	3,418	3,811
Additions to property, plant and equipment	893	401
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	25,720	22,846
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	41	32
Property, plant and equipment, at fair value	13,577	11,542
Total assets	15,108	12,414
Total borrowings	2,720	2,690
Other liabilities	4,051	2,844
Additions to property, plant and equipment	266	349
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	5,112	6,316
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	35	42
Property, plant and equipment, at fair value	1,478	2,093
Total assets	1,700	2,329
Total borrowings	765	1,043
Other liabilities	379	396
Additions to property, plant and equipment	68	37
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,890	6,786
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	43	39
Property, plant and equipment, at fair value	1,585	1,709
Total assets	1,731	1,867
Total borrowings	1,377	1,302
Other liabilities	119	200
Additions to property, plant and equipment	116	70
Energy transition | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	13	21
Property, plant and equipment, at fair value	1,232	1,151
Total assets	1,279	1,207
Total borrowings	461	488
Other liabilities	66	108
Additions to property, plant and equipment	1	17
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	4	0
Property, plant and equipment, at fair value	0	0
Total assets	17	9
Total borrowings	0	0
Other liabilities	6,231	7,577
Additions to property, plant and equipment	$ 0	$ 0